Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Total Intangible assets	¥ 25,955	¥ 25,955
Less: accumulated amortization	(10,341)	(10,341)
impairment	(15,614)	(15,614)
Intangible assets, net
Customer Relationships [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets	3,300	3,300
Trade Names [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets	4,822	4,822
Technology-Based Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets	¥ 17,833	¥ 17,833